Leases (Tables)	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Summary of Property Plant And Equipment Owned And Leased Assets
“Property, plant and equipment” comprise owned and leased assets that do not meet the definition of investment property.

	As at June 30,	As at December 31,
(€’000)	2021	2020
Property, Plant and Equipment owned (excluding right-of-use assets)	1 026	1 115
Right-of-use assets	2 564	3 004

Total Property, Plant and Equipment	3 592	4 119

Summary of Lease Liabilities
The statement of financial position shows the following amounts related to the leases for which the Group is a lessee:

(€’000)	Property	Vehicles	Equipment	Total
Cost
At 1 January 2021	3 001	429	1 491	4 921

Additions	—	45	—	45
Disposals	—	(8)	—	(8)
Transfers	—	—	(220)	(220)

At 30 June 2021	3 001	466	1 271	4 738

Accumulated depreciation
At 1 January 2021	(827)	(165)	(925)	(1 917)

Depreciation charge	(226)	(59)	(200)	(485)
Disposals	—	8	—	8
Transfers	—	—	220	220

At 30 June 2021	(1 053)	(216)	(905)	(2 174)

Net book value
At 1 January 2021	2 174	264	566	3 004

Cost	3 001	466	1 271	4 738
Accumulated depreciation	(1 053)	(216)	(905)	(2 174)

At 30 June 2021	1 948	250	366	2 564

Summary of Lease Expense
The consolidated statements of comprehensive loss show the following amounts related to the leases:

	For the Six-month period ended June 30,
(€’000)	2021	2020
Depreciation charge of right-of-use assets
Property	226	202
Vehicles	51	56
Equipment	200	270
Interest on lease liabilities (including in Financial expenses) 1	116	131
Interest on sublease receivable (including in Financial income) 1	(15)	(26)
Variable lease payments not included in the measurement of lease liabilities	—	—
Expenses relating to short-term leases and leases of low-value assets	73	98

Total expenses related to leases	651	731

1	Interests on leases are presented as operating cash flow.

Summary of Cash Outflow For Leases	Total cash outflows for leases

	For the Six-month period ended June 30,
(€’000)	2021	2020
Total cash outflow for leases	769	857